Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	December 31
	2018	2017
	€ in thousands
Cash	35,984	11,729
On Call deposits (*)	898	12,233
	36,882	23,962

(*)	The annual interest rate for deposits as of December 31, 2018 is 2.3% (1.5% as of December 31, 2017).